Convertible Preferred Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A1 convertible preferred stock [Member]	Dec. 31, 2011 Series A1 convertible preferred stock [Member]	Dec. 31, 2012 Series A2 convertible preferred stock [Member]	Dec. 31, 2011 Series A2 convertible preferred stock [Member]	Dec. 31, 2012 Series A3 convertible preferred stock [Member]	Dec. 31, 2011 Series A3 convertible preferred stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized		123,205,808	85,676,349	85,676,349	7,006,369	7,006,369	25,828,254	25,828,254	4,694,836	4,694,836
Noncumulative dividend rate percent		8.00%
Noncumulative dividend rate, per share			$ 12.30		$ 19.31		$ 22.76		$ 26.20
Gross offering proceeds from initial public offering for automatic conversion of convertible preferred stock		$ 25
Preferred stock, liquidation preference			$ 12.30		$ 19.31		$ 22.76		$ 26.20
Preferred stock converted into common stock	9,929,159